Janus Henderson VIT Global Sustainable Equity Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Common Stocks– 98.8%
Auto Components – 1.8%
Aptiv PLC*	1,035	$102,041
Banks – 1.0%
HDFC Bank Ltd (ADR)	966	57,004
Building Products – 1.3%
Advanced Drainage Systems Inc	663	75,469
Capital Markets – 0.9%
S&P Global Inc	149	54,446
Containers & Packaging – 1.7%
DS Smith PLC	28,401	99,148
Diversified Financial Services – 4.1%
Mastercard Inc	384	152,029
Walker & Dunlop Inc	1,127	83,668
		235,697
Electric Utilities – 1.9%
SSE PLC	5,708	111,829
Electrical Equipment – 6.4%
Legrand SA	1,647	151,136
nVent Electric PLC	1,220	64,648
Schneider Electric SE	956	157,587
		373,371
Electronic Equipment, Instruments & Components – 10.3%
IPG Photonics Corp*	890	90,371
Keyence Corp	200	74,344
Keysight Technologies Inc*	555	73,432
Murata Manufacturing Co Ltd	6,900	126,120
Shimadzu Corp	3,400	90,307
TE Connectivity Ltd	1,137	140,454
		595,028
Entertainment – 1.4%
Nintendo Co Ltd	2,000	83,332
Food Products – 0.4%
McCormick & Co Inc/MD	329	24,886
Health Care Equipment & Supplies – 1.5%
Nanosonics Ltd*	5,741	15,515
Olympus Corp	5,300	68,676
		84,191
Health Care Providers & Services – 5.3%
Encompass Health Corp	1,944	130,559
Humana Inc	369	179,526
		310,085
Independent Power and Renewable Electricity Producers – 2.6%
Boralex Inc - Class A	4,405	94,645
Innergex Renewable Energy Inc	7,131	53,400
		148,045
Industrial Real Estate Investment Trusts (REITs) – 1.1%
Prologis Inc	589	66,092
Insurance – 12.5%
AIA Group Ltd	12,800	103,543
Aon PLC - Class A	471	152,708
Intact Financial Corp	1,084	158,054
Marsh & McLennan Cos Inc	805	153,192
Progressive Corp/The	1,147	159,777
		727,274
Leisure Products – 0.9%
Shimano Inc	400	54,018
Life Sciences Tools & Services – 2.8%
ICON PLC*	653	160,801
Machinery – 8.6%
Knorr-Bremse AG	1,798	114,326
Wabtec Corp	2,042	217,003
Xylem Inc/NY	1,832	166,767
		498,096
Professional Services – 1.8%
Wolters Kluwer NV	880	106,558
Semiconductor & Semiconductor Equipment – 11.9%
ASML Holding NV	169	99,230
Infineon Technologies AG	2,496	82,768
Lam Research Corp	202	126,608

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
NVIDIA Corp	568	$247,074
Texas Instruments Inc	831	132,137
		687,817
Software – 11.9%
Autodesk Inc*	521	107,800
Cadence Design Systems Inc*	442	103,561
Microsoft Corp	1,312	414,264
Workday Inc - Class A*	300	64,455
		690,080
Specialized Real Estate Investment Trusts (REITs) – 1.5%
Crown Castle International Corp	291	26,781
Equinix Inc	82	59,553
		86,334
Specialty Retail – 1.2%
Home Depot Inc	221	66,777
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	292	51,404
NIKE Inc - Class B	542	51,826
		103,230
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc*	893	125,065
Total Common Stocks (cost $5,945,902)		5,726,714
Investment Companies– 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $113,508)	113,489	113,523
Total Investments (total cost $6,059,410) – 100.7%		5,840,237
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(43,350)
Net Assets – 100%		$5,796,887

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,726,492	63.8%
Japan	496,797	8.5
France	308,723	5.3
Canada	306,099	5.2
Germany	248,498	4.3
United Kingdom	210,977	3.6
Netherlands	205,788	3.5
Ireland	160,801	2.7
Hong Kong	103,543	1.8
India	57,004	1.0
Australia	15,515	0.3

Total	$5,840,237	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$7,336	$10	$1	$113,523

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	133,729	1,326,822	(1,347,039)	113,523

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Electrical Equipment	$64,648	$308,723	$-
Electronic Equipment, Instruments & Components	304,257	290,771	-
Entertainment	-	83,332	-
Health Care Equipment & Supplies	-	84,191	-
Insurance	623,731	103,543	-
Leisure Products	-	54,018	-
Machinery	383,770	114,326	-
Professional Services	-	106,558	-
Semiconductor & Semiconductor Equipment	505,819	181,998	-
Textiles, Apparel & Luxury Goods	51,826	51,404	-
All Other	2,413,799	-	-
Investment Companies	-	113,523	-
Total Assets	$4,347,850	$1,492,387	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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